Transactions with Related Parties - Consolidated Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction
Revenues (c)	$ 44,653	$ 36,026	$ 63,731
Voyage expenses	0	360	411
Vessel operating expenses	11,629	10,866	11,708
General and administrative expenses (d)	6,234	6,253	6,608
Capital Maritime And Trading Corp.
Related Party Transaction
Revenues (c)	44,653	36,026	63,731
Voyage expenses	0	360	411
Vessel operating expenses	11,629	10,866	11,708
General and administrative expenses (d)	$ 1,983	$ 2,076	$ 2,569